Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 2,904	$ 2,404	$ 2,199
Other comprehensive income, net of tax:
Unrealized gain (loss) on non - other than temporary impaired investment securities ("OTTI") available for sale, net of taxes	(1,351)	(1,121)	5,130
Unrealized gain (loss) on OTTI securities, net of taxes	(170)	237
Unrealized gain on derivatives, net of taxes		257	237
Reclassification adjustment for gains and accretion included in net income, net of taxes	(405)	(456)	(381)
Total other comprehensive income (loss)	(1,926)	(1,083)	4,986
Comprehensive income	$ 978	$ 1,321	$ 7,185